Investments and Sundry Assets (Tables)	12 Months Ended
Dec. 31, 2013
Investments and Sundry Assets
Investments and Sundry Assets
($ in millions)

At December 31:	2013	2012
Deferred transition and setup costs and other deferred arrangements*	$1,652	$1,630
Derivatives—noncurrent**	401	585
Alliance investments
Equity method	110	120
Non-equity method	200	226
Prepaid software	352	306
Long-term deposits	316	318
Other receivables	174	204
Employee benefit-related	392	439
Prepaid income taxes	305	459
Other assets	738	735
Total	$4,639	$5,021

*      Deferred transition and setup costs and other deferred arrangements are related to Global Services client arrangements. See note A, “Significant Accounting Policies,” on pages 86 and 87 for additional information.

 **    See note D, “Financial Instruments,” on pages 102 through 106 for the fair value of all derivatives reported in the Consolidated Statement of Financial Position.